Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2011
Supplemental Guarantor Information [Abstract]
Supplemental Guarantor Information

33.    Supplemental Guarantor Information

As part of the offering and sale of the 2016 Notes issued October 2009 and the 2016 Notes issued August 2010, Elan Corporation, plc and certain of its subsidiaries have guaranteed these notes.

Each subsidiary that has guaranteed our outstanding Notes will be released from its guarantee in the event:

•	there is a legal defeasance of the Notes;

•	there is a sale or other disposition of the shares or assets of the subsidiary if, after such sale or disposition, the subsidiary is no longer "restricted" for debt covenant purposes; or

•	the subsidiary is designated as "unrestricted" for debt covenant purposes;

provided that any transaction is carried out in accordance with the provisions of the indentures governing the Notes.

Presented below is condensed consolidating information for Elan Finance plc, the issuer of the debt, Elan Corporation, plc, the parent guarantor of the debt, the guarantor subsidiaries of Elan Corporation, plc, and the non-guarantor subsidiaries of Elan Corporation, plc. All of the subsidiary guarantors are wholly owned subsidiaries of Elan Corporation, plc.

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2011

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$2,083.4	$—	$(837.4)	$1,246.0
Cost of sales	—	—	1,277.8	—	(638.1)	639.7

Gross margin	—	—	805.6	—	(199.3)	606.3
Operating expenses:					—
Selling, general and administrative expenses	—	43.5	235.3	5.1	(55.2)	228.7
Research and development expenses	—	—	352.6	22.8	(142.9)	232.5
Net gain on divestment of businesses	—	—	(585.9)	(67.0)	—	(652.9)
Other net (gains)/charges	—	—	(41.0)	—	(1.2)	(42.2)

Total operating expenses	—	43.5	(39.0)	(39.1)	(199.3)	(233.9)

Operating income/(loss)	—	(43.5)	844.6	39.1	—	840.2

Share of net gains/(losses) of subsidiaries	—	604.0	—	—	(604.0)	—
Net interest and investment (gains)/losses	0.1	—	243.0	(11.0)	—	232.1

Income/(loss) before provision for income taxes	(0.1)	560.5	601.6	50.1	(604.0)	608.1
Provision/(benefit from) for income taxes	(0.1)	—	47.7	—	—	47.6

Net income/(loss)	$—	$560.5	$553.9	$50.1	$(604.0)	$560.5

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2010

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$—	$1,891.8	$—	$(722.1)	$1,169.7
Cost of sales	—	—	1,071.6	—	(488.3)	583.3

Gross margin	—	—	820.2	—	(233.8)	586.4
Operating expenses:
Selling, general and administrative expenses	—	62.8	239.8	5.2	(53.1)	254.7
Research and development expenses	—	—	429.8	9.1	(180.2)	258.7
Settlement reserve charge	—	—	206.3	—	—	206.3
Net gain on divestment of businesses	—	—	(1.0)	—	—	(1.0)
Other net charges	—	0.9	56.4	(0.5)	(0.5)	56.3

Total operating expenses	—	63.7	931.3	13.8	(233.8)	775.0

Operating income/(loss)	—	(63.7)	(111.1)	(13.8)	—	(188.6)

Share of net gains/(losses) of subsidiaries	—	(261.0)	—	—	261.0	—
Net interest and investment (gains)/losses	(1.2)	—	141.0	(5.8)	—	134.0

Income/(loss) before provision for income taxes	1.2	(324.7)	(252.1)	(8.0)	261.0	(322.6)
Provision for income taxes	0.3	—	1.8	—	—	2.1

Net income/(loss)	$0.9	$(324.7)	$(253.9)	$(8.0)	$261.0	$(324.7)

Condensed Consolidating Statements of Operations

For the Year Ended December 31, 2009

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Revenue	$—	$0.8	$1,932.1	$0.5	$(820.4)	$1,113.0
Cost of sales	—	—	993.9	—	(433.2)	560.7

Gross margin	—	0.8	938.2	0.5	(387.2)	552.3
Operating expenses:
Selling, general and administrative expenses	—	57.0	286.4	—	(75.2)	268.2
Research and development expenses	—	—	595.7	0.2	(302.3)	293.6
Net gain on divestment of businesses			(108.7)	—	—	(108.7)
Other net charges	—	—	67.0	0.3	—	67.3

Total operating expenses	—	57.0	840.4	0.5	(377.5)	520.4

Operating income/(loss)	—	(56.2)	97.8	—	(9.7)	31.9

Share of net gains/(losses) of subsidiaries	—	(120.1)	—	—	120.1	—
Net interest and investment (gains)/losses	(1.6)	(0.1)	183.7	(0.2)	(20.1)	161.7

Income/(loss) before provision for/(benefit from) income taxes	1.6	(176.2)	(85.9)	0.2	130.5	(129.8)
Provision for/(benefit from) income taxes	0.4	—	46.0	—	—	46.4

Net income/(loss)	$1.2	$(176.2)	$(131.9)	$0.2	$130.5	$(176.2)

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2011

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
	ASSETS
Current Assets:
Cash and cash equivalents	$1.8	$0.8	$265.7	$3.4	$—	$271.7
Restricted cash — current	—	—	2.6	—	—	2.6
Accounts receivable, net	—	—	167.7	—	—	167.7
Investment securities — current	—	—	0.3	—	—	0.3
Inventory	—	—	42.2	—	(18.4)	23.8
Intercompany receivables	22.8	2,964.0	3,646.3	140.3	(6,773.4)	—
Deferred tax assets — current	0.1	—	26.1	—	—	26.2
Prepaid and other current assets	—	—	25.7	—	—	25.7

Total current assets	24.7	2,964.8	4,176.6	143.7	(6,791.8)	518.0
Property, plant and equipment, net	—	—	83.2	—	—	83.2
Goodwill and other intangible assets, net	—	—	107.0	—	202.9	309.9
Equity method investment	—	—	130.6	545.2	—	675.8
Investment securities — non-current	—	—	9.8	—	—	9.8
Investments in subsidiaries	—	—	12,545.6	—	(12,545.6)	—
Restricted cash — non-current	—	—	13.7	—	—	13.7
Intercompany receivables	588.4	—	7,021.6	1.1	(7,611.1)	—
Deferred tax assets — non-current	0.6	—	123.5	—	(5.2)	118.9
Other assets	11.1	—	13.3	—	0.1	24.5

Total assets	$624.8	$2,964.8	$24,224.9	$690.0	$(26,750.7)	$1,753.8

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$46.4	$—	$—	$46.4
Accrued and other current liabilities	11.4	0.1	210.6	—	7.8	229.9
Intercompany payables	0.2	1,975.4	5,446.6	261.8	(7,684.0)	—

Total current liabilities	11.6	1,975.5	5,703.6	261.8	(7,676.2)	276.3
Long term debts	615.0	—	—	—	—	615.0
Intercompany payables	—	175.3	11,614.9	—	(11,790.2)	—
Other liabilities	—	12.2	53.7	—	(5.2)	60.7

Total liabilities	626.6	2,163.0	17,372.2	261.8	(19,471.6)	952.0
Shareholders' equity/(deficit)	(1.8)	801.8	6,852.7	686.1	(7,537.0)	801.8

Total liabilities and shareholders' equity/(deficit)	$624.8	$2,964.8	$24,224.9	$947.9	$(27,008.6)	$1,753.8

Condensed Consolidating Balance Sheets

For the Year Ended December 31, 2010

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
ASSETS
Current Assets:
Cash and cash equivalents	$1.7	$0.3	$279.4	$141.1	$—	$422.5
Restricted cash — current	—	—	208.2	—	—	208.2
Accounts receivable, net	—	—	191.6	—	—	191.6
Investment securities — current	—	—	2.0	—	—	2.0
Inventory	—	—	56.6	—	(17.6)	39.0
Intercompany receivables	16.3	2,432.1	4,088.0	79.1	(6,615.5)	—
Deferred tax assets — current	0.2	—	41.6	—	—	41.8
Prepaid and other current assets	—	—	15.4	—	—	15.4

Total current assets	18.2	2,432.4	4,882.8	220.2	(6,633.1)	920.5
Property, plant and equipment, net	—	—	287.5	—	—	287.5
Goodwill and other intangible assets, net	—	—	123.9	—	252.6	376.5
Equity method investment	—	—	209.0	—	—	209.0
Investment securities — non-current	—	—	9.4	—	—	9.4
Investments in subsidiaries	—	—	12,306.7	1.8	(12,308.5)	—
Restricted cash — non-current	—	—	14.9	—	—	14.9
Intercompany receivables	1,247.0	8.1	7,118.3	186.1	(8,559.5)	—
Deferred tax assets — non-current	0.4	—	153.9	—	—	154.3
Other assets	21.3	—	24.1	—	—	45.4

Total assets	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

LIABILITIES AND SHAREHOLDERS' EQUITY/(DEFICIT)
Current Liabilities:
Accounts payable	$—	$—	$39.2	$—	$—	$39.2
Accrued and other current liabilities	18.3	4.8	416.9	(0.4)	2.9	442.5
Intercompany payables	—	2,088.0	5,693.1	12.5	(7,793.6)	—

Total current liabilities	18.3	2,092.8	6,149.2	12.1	(7,790.7)	481.7
Long term debts	1,270.4	—	—	—	—	1,270.4
Intercompany payables	—	133.5	12,628.5	4.4	(12,766.4)	—
Other liabilities	—	19.9	55.8	—	(4.6)	71.1

Total liabilities	1,288.7	2,246.2	18,833.5	16.5	(20,561.7)	1,823.2
Shareholders' equity/(deficit)	(1.8)	194.3	6,297.0	391.6	(6,686.8)	194.3
Total liabilities and shareholders' equity/(deficit)	$1,286.9	$2,440.5	$25,130.5	$408.1	$(27,248.5)	$2,017.5

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2011

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$697.4	$(5.8)	$(826.2)	$14.4	$—	$(120.2)

Cash flows from investing activities:
Decrease in restricted cash	—	—	206.8	—	—	206.8
Proceeds from disposal of property, plant and equipment	—	—	1.3	—	—	1.3
Purchase of property, plant and equipment	—	—	(27.3)	—	—	(27.3)
Purchase of intangible assets	—	—	(2.5)	—	—	(2.5)
Purchase of equity method investment	—	—	—	(20.0)	—	(20.0)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of non-current investment securities	—	—	2.5	—	—	2.5
Sale of current investment securities	—	—	0.3	—	—	0.3
Proceeds from business disposals	—	—	500.0	—	—	500.0

Net cash used in investing activities	—	—	680.5	(20.0)	—	660.5

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	6.3	—	—	—	6.3
Repayment of loans	(697.3)	—	—	—	—	(697.3)
Net proceeds from debt issuances	—	—	—	—	—	—
Intercompany investments/capital contributions	—	—	—	—	—	—
Loans to group undertakings	—	—	132.1	(132.1)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(697.3)	6.3	132.1	(132.1)	—	(691.0)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	0.1	0.5	(13.7)	(137.7)	—	(150.8)
Cash and cash equivalents at beginning of year	1.7	0.3	279.4	141.1	—	422.5

Cash and cash equivalents at end of year	$1.8	$0.8	$265.7	$3.4	$—	$271.7

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2010

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in)	$259.8	$(5.0)	$(176.2)	$(10.4)	$—	$68.2

operating activities
Cash flows from investing activities:						—
Decrease in restricted cash	—	—	(191.4)	—	—	(191.4)
Proceeds from disposal of property, plant and equipment	—	—	0.1	—	—	0.1
Purchase of property, plant and equipment	—	—	(40.9)	—	—	(40.9)
Purchase of intangible assets	—	—	(3.6)	—	—	(3.6)
Purchase of non-current investment securities	—	—	(0.9)	—	—	(0.9)
Sale of non-current investment securities	—	—	7.9	—	—	7.9
Sale of current investment securities	—	—	8.5	—	—	8.5
Proceeds from business disposals	—	—	4.3	—	—	4.3

Net cash used in investing activities	—	—	(216.0)	—	—	(216.0)

Cash flows from financing activities:						—
Proceeds from employee stock issuances	—	1.8	—	—	—	1.8
Repayment of loans	(455.0)	—	—	—	—	(455.0)
Net proceeds from debt issuances	187.1	—	—	—	—	187.1
Intercompany investments/capital contributions	—	—	(0.9)	0.9	—	—
Loans to group undertakings	—	—	251.0	(251.0)	—	—
Repayment of government grants	—	—	—	—	—	—

Net cash provided by/(used in) financing activities	(267.9)	1.8	250.1	(250.1)	—	(266.1)

Effect of exchange rate changes on cash	—	—	(0.1)	—	—	(0.1)

Net increase/(decrease) in cash and cash equivalents	(8.1)	(3.2)	(142.2)	(260.5)	—	(414.0)
Cash and cash equivalents at beginning of year	9.8	3.5	421.6	401.6	—	836.5

Cash and cash equivalents at end of year	$1.7	$0.3	$279.4	$141.1	$—	$422.5

Condensed Consolidating Statements of Cash Flows

For the Year Ended December 31, 2009

	Elan Finance plc	Parent Company	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Elimination Adjustments	Consolidated
	(In millions)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	$264.4	$(869.9)	$519.3	$(0.1)	$—	$(86.3)

Cash flows from investing activities:
Decrease in restricted cash	—	—	3.5	—	—	3.5
Proceeds from disposal of property, plant and equipment	—	—	7.3	—	—	7.3
Purchase of property, plant and equipment	—	—	(43.5)	—	—	(43.5)
Purchase of intangible assets	—	—	(52.4)	—	—	(52.4)
Purchase of non-current investment securities	—	—	(0.6)	—	—	(0.6)
Sale of current investment securities	—	—	28.9	—	—	28.9

Net cash used in investing activities	—	—	(56.8)	—	—	(56.8)

Cash flows from financing activities:
Issue of share capital	—	868.0	—	—	—	868.0
Proceeds from employee stock issuances	—	4.0	—	—	—	4.0
Repayment of loans	(867.8)	—	—	—	—	(867.8)
Net proceeds from debt issuances	603.0	—	—	—	—	603.0
Intercompany investments/capital contributions	—	—	(399.7)	399.7	—	—
Repayment of government grants	—	—	(5.4)	—	—	(5.4)
Excess tax benefit from share-based compensation	—	—	2.3	—	—	2.3

Net cash provided by/(used in) financing activities	(264.8)	872.0	(402.8)	399.7	—	604.1

Effect of exchange rate changes on cash	—	—	0.2	—	—	0.2

Net increase/(decrease) in cash and cash equivalents	(0.4)	2.1	59.9	399.6	—	461.2
Cash and cash equivalents at beginning of year	10.2	1.4	361.7	2.0	—	375.3

Cash and cash equivalents at end of year	$9.8	$3.5	$421.6	$401.6	$—	$836.5